Financial Risk and Fair Value Disclosures - Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	$ 568,521	$ 18,123	$ 606,018
Financial assets at fair value through profit or loss, noncurrent	17,585,395	560,580	17,850,914
Financial assets at fair value through other comprehensive income, current	4,630,441	147,607	5,893,377
Financial assets at fair value through other comprehensive income, noncurrent	9,144,308	291,499	11,315,951
Financial liabilities at fair value through profit or loss, current	57,163	$ 1,822	901,000
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	468,010		606,016
Financial assets at fair value through profit or loss, noncurrent	5,838,381		5,703,325
Financial assets at fair value through other comprehensive income, current	4,630,441		5,893,377
Financial assets at fair value through other comprehensive income, noncurrent	5,990,762		7,879,553
Financial liabilities at fair value through profit or loss, current	0		0
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	1,859		2
Financial assets at fair value through profit or loss, noncurrent	20,600		18,800
Financial assets at fair value through other comprehensive income, current	0		0
Financial assets at fair value through other comprehensive income, noncurrent	0		0
Financial liabilities at fair value through profit or loss, current	2,512		1,039
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	98,652		0
Financial assets at fair value through profit or loss, noncurrent	11,726,414		12,128,789
Financial assets at fair value through other comprehensive income, current	0		0
Financial assets at fair value through other comprehensive income, noncurrent	3,153,546		3,436,398
Financial liabilities at fair value through profit or loss, current	$ 54,651		$ 899,961